One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

March 4, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       Virtus Alternative Solutions Trust

1933 Act/Rule 497(j)

File Nos. 333-191940 and 811-22906

Post-Effective Amendment No. 52

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on February 26, 2024, and effective on February 28, 2024.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President,

Chief Legal Officer,

Counsel and Secretary

cc: Ralph Summa

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